Stockholders' Equity	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Stockholders' Equity
21)	STOCKHOLDERS’ EQUITY
The consolidated financial statements are presented in dollars based on IAS 21,
The Effects of Changes in Foreign Exchange Rates
(“IAS 21”), while the reporting currency of the Parent Company is the Mexican Peso. As a result, for the consolidated entity, transactions of common stock, additional paid-in
capital and retained earnings are translated and accrued using historical exchange rates of the dates in which the transactions occurred. As a result, although the amounts of total non-controlling
interest in the consolidated financial statements and total stockholders’ equity of the Parent Company are the same, IAS 21 methodology results in differences between line-by-line
items within CEMEX’s controlling interest and the Parent Company’s stockholders’ equity. The official stockholders’ equity for statutory purposes is that of the Parent Company as expressed in Mexican pesos. As of December 31, 2020, the line-by-line
reconciliation between CEMEX’s controlling interest, as reported using the dollar as presentation currency, and the Parent Company’s stockholders’ equity, using a convenience translation of the balances in pesos translated using the exchange rate of 19.89 pesos per dollar as of December 31, 2020, is as follows:

		As of December 31, 2020
		Consolidated	Parent Company
Common stock and additional paid-in capital 1	$	7,893	5,403
Other equity reserves 1,2		(2,453)	974
Retained earnings 2		2,635	1,698

Total controlling interest	$	8,075	8,075

1
The difference relates to the method of accruing dollars using the historical exchange rates to translate each common stock and additional paid-in
capital transaction denominated in Mexican pesos to dollars. The cumulative effect from these changes in exchange rates is recognized against other equity reserves.

2
The difference relates with the method of accruing dollars using the exchange rates of each month during the period for income statement purposes. The cumulative effect from these changes in exchange rates is recognized against other equity reserves.

As of December 31, 2020 and 2019, stockholders’ equity excludes investments in CPOs of the Parent Company held by subsidiaries of $11 (20,541,277 CPOs) and $8 (20,541,277 CPOs), respectively, which were eliminated within “Other equity reserves.”

21.1)	COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL
As of December 31, 2020 and 2019, the breakdown of consolidated common stock and additional paid-in
capital was as follows:

		2020	2019
Common stock	$	318	318
Additional paid-in capital		7,575	10,106

	$	7,893	10,424

Effective as of December 31, 2020, the Company’s management approved a restitution to the consolidated line item of “Retained earnings” for $2,481, by means of transfer with charge to the line item of “Additional paid-in
capital.” This transfer represents a reclassification between line items within CEMEX’s consolidated stockholders’ equity that does not affect its consolidated amount.
As of December 31, 2020 and 2019 the common stock of CEMEX, S.A.B. de C.V. was presented as follows:

	2020		2019
Shares 1	Series A 2	Series B 2	Series A 2	Series B 2
Subscribed and paid shares	29,457,941,452	14,728,970,726	30,214,262,692	15,107,131,346
Unissued shares authorized for executives’ stock compensation programs	881,442,830	440,721,415	881,442,830	440,721,415
Repurchased shares 3	756,323,120	378,161,560	315,400,000	157,700,000
Shares that guarantee/guaranteed the issuance of convertible securities 4	1,970,862,596	985,431,298	2,842,339,760	1,421,169,880
Shares authorized for the issuance of stock or convertible securities 5	302,144,720	151,072,360	302,144,720	151,072,360

	33,368,714,718	16,684,357,359	34,555,590,002	17,277,795,001

1
As of December 31, 2020 and 2019, 13,068,000,000 shares correspond to the fixed portion, and 36,985,072,077 shares as of December 31, 2020 and 38,765,385,003 shares as of December 31, 2019, correspond to the variable portion.

2	Series “A” or Mexican shares must represent at least 64% of CEMEX’s capital stock; Series “B” or free subscription shares must represent at most 36% of CEMEX’s capital stock.
3	Shares repurchased under the share repurchase program authorized by the Company’s shareholders (note 21.2).
4	Refers to those shares that guarantee the conversion of outstanding convertible securities and new securities issues (note 17.2).
5	Shares authorized for issuance in a public offering or private placement and/or by issuance of new convertible securities.
On March 26, 2020, stockholders at the annual ordinary shareholders’ meeting approved: (i) setting the amount of $500 or its equivalent in Mexican Pesos as the maximum amount of resources that through fiscal year 2020, and until the next ordinary general shareholders’ meeting of CEMEX, S.A.B. de C.V. is held, CEMEX, S.A.B. de C.V. may use for the acquisition of its own shares or securities that represent such shares; and (ii) the cancellation of shares of repurchased during the 2019 fiscal year and the remained in CEMEX, S.A.B. de C.V.’s treasury after the maturities of the November 2019 Mandatory Convertible Notes and the 3.72% Convertible Notes, except for the minimal conversion. Under the 2020 share repurchase program, CEMEX repurchased 378.2 million CEMEX CPOs, at a weighted-average price in pesos equivalent to 0.22 dollars per CPO. The total amount of these CPO repurchases, excluding value-added tax, was $83. On April 8, 2020, CEMEX, S.A.B. de C.V. announced that, to enhance its liquidity, it suspended the share repurchase program for the remainder of 2020 (note 2).
On March 28, 2019, stockholders at the annual ordinary shareholders’ meeting approved: (i) a cash dividend of $150. The dividend was paid in two installments, the first installment, for half of the dividend was paid on June 17, 2019 at the rate of US$0.001663 per share and the second installment for the remainder of the dividend was paid on December 17, 2019 at the rate of US$0.001654 per share; (ii) the acquisition of own shares of up to $500 or its equivalent in Mexican pesos, as the maximum amount of resources that through fiscal year 2019, and until the next ordinary annual shareholder’s meeting is held, CEMEX may be used for the acquisition of its own shares or securities that represent such shares; (iii) a decrease of CEMEX’s share capital, in its variable part for the amount in pesos equivalent to $0.2826, through the cancellation of approximately 2 billion ordinary, registered and without par-value,
treasury shares; (iv) a decrease of CEMEX’s share capital, in its variable part for the amount in pesos equivalent to $0.0670 by the cancellation of approximately 461 million ordinary, registered and without par-value,
treasury shares; (v) the increase of CEMEX’s share capital in its variable part for the amount $22 thousands, through the issuance of 150 million ordinary shares. The subscription of shares representing the capital increase was made at a theoretical value of $0.000143 dollars per share, and if applicable plus a premium defined by the Board of Directors. Until December 31, 2019, under the 2019 repurchase program, CEMEX has repurchased 157.7 million CEMEX CPOs, at a weighted-average price in pesos equivalent to 0.3164 dollars per CPO. The total amount of these CPO repurchases, excluding value-added tax, was $50.
In connection with the long-term executive share-based compensation programs (note 22) in 2019 and 2018, CEMEX issued 27.4 million CPOs and 49.3 million CPOs, respectively, generating an additional paid-in
capital of $32 in 2019 and $34 in 2018 associated with the fair value of the compensation received by executives.

21.2)	OTHER EQUITY RESERVES
As of December 31, 2020 and 2019 other equity reserves are summarized as follows:

		2020	2019
Cumulative translation effect, net of effects from perpetual debentures and deferred income taxes recognized directly in equity (notes 20.2 and 21.4)	$	(1,567)	(2,098)
Cumulative actuarial losses		(792)	(593)
Treasury shares repurchased under share repurchase program (note 21.1)		(83)	(50)
Effects associated with the Parent Company´s convertible securities 1		—	25
Treasury shares held by subsidiaries		(11)	(8)

	$	(2,453)	(2,724)

1
Represents the equity component upon the issuance of CEMEX, S.A.B. de C.V.’s convertible securities described in note 17.2, as well as the effects associated with such securities in connection with the change in the Parent Company’s functional currency (note 3.4). Upon conversion of these securities, the balances have been correspondingly reclassified to common stock and/or additional paid-in
capital (note 17.1).

For the years ended December 31, 2020, 2019 and 2018, the translation effects of foreign subsidiaries included in the statements of comprehensive income were as follows:

		2020	2019	2018
Foreign currency translation result 1	$	341	88	(191)
Foreign exchange fluctuations from debt 2		(126)	19	120
Foreign exchange fluctuations from intercompany balances 3		(419)	(47)	(20)

	$	(204)	60	(91)

1
These effects refer to the result from the translation of the financial statements of foreign subsidiaries and include the changes in fair value of foreign exchange forward contracts designated as hedge of a net investment (note 17.4).

2
Generated by foreign exchange fluctuations over a notional amount of debt in CEMEX, S.A.B. de C.V., associated with the acquisition of foreign subsidiaries and designated as a hedge of the net investment in foreign subsidiaries (note 3.4).

3
Refers to foreign exchange fluctuations arising from balances with related parties in foreign currencies that are of a long-term investment nature considering that their liquidation is not anticipated in the foreseeable future and foreign exchange fluctuations over a notional amount of debt of a subsidiary of CEMEX España identified and designated as a hedge of the net investment in foreign subsidiaries.

21.3)	RETAINED EARNINGS
The Parent Company’s net income for the year is subject to a 5% allocation toward a legal reserve until such reserve equals one fifth of the common stock. As of December 31, 2020, the legal reserve amounted to $95. As mentioned in note 21.1, effective as of December 31, 2020, CEMEX incurred a restitution of retained earnings from additional paid-in
capital for $2,481.

21.4)	NON-CONTROLLING INTEREST AND PERPETUAL DEBENTURES
Non-controlling
interest
Non-controlling
interest represents the share of
non-controlling
stockholders in the equity and results of consolidated subsidiaries. As of December 31, 2020 and 2019, non-controlling
interest in equity amounted to $428 and $1,060, respectively. In addition, in 2020, 2019 and 2018, non-controlling
interests in consolidated net income were $21, $36 and $42, respectively. These non-controlling
interests arise mainly from the following CEMEX’s subsidiaries:

•
In February 2017, CEMEX acquired a controlling interest in TCL, whose shares trade in the Trinidad and Tobago Stock Exchange. As of December 31, 2020 and 2019, there is a non-controlling
interest in TCL of 30.17% of its common shares (see note 5.3 for certain relevant condensed financial information).

•
In July 2016, CHP, a then indirect wholly owned subsidiary of CEMEX España, closed its initial offering of 2,337,927,954 common shares, or 45% of CHP’s common shares. Pursuant to the repurchase of CHP’s shares in the market during 2019, CEMEX’s reduced the non-controlling
interest in CHP from 45% in 2018 to 33.22% of CHP’s outstanding common shares as of December 31, 2019. Furthermore, CEMEX’s reduced the non-controlling
interest in CHP from 33.22% in 2019 to 22.16% as of December 31, 2020 of CHP’s outstanding common shares due to the results of a public stock rights offering. CHP’s assets consist primarily of CEMEX’s cement manufacturing assets in the Philippines. (see note 5.3 for certain relevant condensed financial information).

•
In November 2012, pursuant to a public offering in Colombia and an international private placement, CLH, a direct subsidiary of CEMEX España, concluded its initial offering of common shares. CLH’s assets include substantially all of CEMEX’s assets in Colombia, Panama, Costa Rica, Guatemala, El Salvador and until September 27, 2018 the operations in Brazil (note 5.2). On November 9, 2020, initiated the acceptance period of a public Share Tender Offer by CEMEX España for any and all outstanding ordinary shares of CLH. On December 18, 2020, CEMEX España settled $103 and increased its ownership in CLH by acquiring 108,337,613 shares of CLH. As of December 31, 2020 and 2019, there is a non-controlling
interest in CLH of 7.63% and 26.83%, respectively, of CLH’s outstanding common shares, excluding shares held in treasury (see note 5.3 for certain relevant condensed financial information of CLH’s main subsidiaries).

Perpetual debentures
As of December 31, 2020 and 2019, the line item
“Non-controlling
interest and perpetual debentures” included $449 and $443, respectively, representing the notional amounts of perpetual debentures, which exclude any perpetual debentures held by subsidiaries.
Coupon payments on the perpetual debentures were included within “Other equity reserves” and amounted to $24 in 2020, $29 in 2019 and $29 in 2018, excluding in all the periods the coupons accrued by perpetual debentures held by subsidiaries.
CEMEX’s perpetual debentures have no fixed maturity date and there are no contractual obligations for CEMEX to exchange any series of its outstanding perpetual debentures for financial assets or financial liabilities. As a result, these debentures, issued entirely by Special Purpose Vehicles (“SPVs”), qualify as equity instruments and are classified within non-controlling
interest, as they were issued by consolidated entities. In addition, subject to certain conditions, CEMEX has the unilateral right to defer indefinitely the payment of interest due on the debentures. The classification of the debentures as equity instruments was made under applicable IFRS. The different SPVs were established solely for purposes of issuing the perpetual debentures and were included in CEMEX’s consolidated financial statements.

As of December 31, 2020 and 2019, the detail of CEMEX’s perpetual debentures, excluding the perpetual debentures held by subsidiaries, was as follows:

		2020	2019	Repurchase option	Interest rate
Issuer	Issuance date	Nominal amount	Nominal amount
C10-EUR Capital (SPV) Ltd	May 2007	€64	€64	Tenth anniversary	EURIBOR + 4.79%
C8 Capital (SPV) Ltd	February 2007	$135	$135	Eighth anniversary	LIBOR + 4.40%
C5 Capital (SPV) Ltd	December 2006	$61	$61	Fifth anniversary	LIBOR + 4.277%
C10 Capital (SPV) Ltd	December 2006	$175	$175	Tenth anniversary	LIBOR + 4.71%